Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Key Management Personnel Compensation

Key management personnel compensation of the Group is summarized as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	thousands	thousands	thousands
Short-term employee benefits	9,859	9,886	7,804
Post-employment benefits	916	801	816

	10,775	10,687	8,620

China Telecom Group [member]
Principal Transactions and Amounts Due From/To Related Parties

The principal transactions with China Telecom Group which were carried out in the ordinary course of business are as follows.

			Year ended December 31,
	Notes		2015	2016	2017
			RMB	RMB	RMB
			(restated)	(restated)
Purchases of telecommunications equipment and materials	(i	)	5,285	5,199	4,248
Sales of telecommunications equipment and materials	(i	)	2,856	2,786	3,291
Construction and engineering services	(ii	)	19,885	18,936	18,672
Provision of IT services	(iii	)	181	312	642
Receiving IT services	(iii	)	1,362	1,597	1,812
Receiving community services	(iv	)	2,860	2,871	3,028
Receiving ancillary services	(v	)	12,715	13,938	16,072
Property lease income	(vi	)	47	36	53
Property lease expenses	(vi	)	673	559	654
Net transaction amount of centralized services	(vii	)	486	523	727
Interconnection revenues	(viii	)	59	60	48
Interconnection charges	(viii	)	468	232	193
Internet applications channel services	(ix	)	368	332	344
Interest on amounts due to and loans from China Telecom Group	(x	)	4,048	2,928	2,720
Lease of CDMA network facilities	(xi	)	226	154	174
Lease of inter-provincial transmission optic fibres	(xii	)	22	16	13
Lease of land use rights	(xiii	)	13	6	3

Notes:

(i)	Represent the amount of telecommunications equipment and materials purchased from/sold to China Telecom Group and commission paid and payable for procurement services provided by China Telecom Group.
(ii)	Represent construction and engineering as well as design and supervisory services provided by China Telecom Group.
(iii)	Represent IT services provided to and received from China Telecom Group.
(iv)	Represent amounts paid and payable to China Telecom Group in respect of cultural, educational, health care and other community services.
(v)	Represent amounts paid and payable to China Telecom Group in respect of ancillary services such as repairs and maintenance of telecommunications equipment and facilities and certain customer services.
(vi)	Represent amounts of property lease fee received and receivable from/paid and payable to China Telecom Group for mutual leasing of properties.
(vii)	Represent net amount shared between the Company and China Telecom Group for costs associated with centralized services. The amount represents amounts received or receivable for the net amount of centralized services.
(viii)	Represent amounts received and receivable from/paid and payable to China Telecom Group for interconnection of local and domestic long distance calls.
(ix)	Represent amounts received and receivable from China Telecom Group in respect of Internet applications channel services, including the provision of telecommunications channel and applications support platform and billing and deduction services, etc.
(x)	Represent interest paid and payable to China Telecom Group with respect to the amounts due to China Telecom Group and loans from China Telecom Group (Note 15).
(xi)	Represent amounts paid and payable to China Telecom Group primarily for lease of certain CDMA mobile telecommunications network (“CDMA network”) facilities located in Xizang Autonomous Region.
(xii)	Represent amounts paid and payable to China Telecom Group for lease of certain inter-provincial transmission optic fibres within its service regions.
(xiii)	Represent amounts paid and payable to China Telecom Group for leases of land use rights.

Amounts due from/to China Telecom Group are summarized as follows:

	December 31,
	2016	2017
	RMB	RMB
	(restated)
Accounts receivable	966	1,502
Prepayments and other current assets	798	774

Total amounts due from China Telecom Group	1,764	2,276

Accounts payable	21,331	22,682
Accrued expenses and other payables	1,813	1,838
Short-term debt	5,271	19,098
Long-term debt and payable	61,710	40,000

Total amounts due to China Telecom Group	90,125	83,618

China Tower Corporation Limited [member]
Principal Transactions and Amounts Due From/To Related Parties

The principal transactions with China Tower are as follows:

			Year ended December 31,
	Notes		2015	2016	2017
			RMB	RMB	RMB
Tower Assets Disposal			30,131	—	—
Tower Assets lease fee	(i	)	2,742	11,657	15,389
Provision of IT services	(ii	)	—	12	49

Notes:

(i)	Represent amounts paid and payable to China Tower for the lease of the Tower Assets.

The Company and China Tower entered into agreement on July 8, 2016 and a supplemental agreement on February 1,2018 to confirm the pricing and related arrangements in relation to the leases of the Tower Assets.

(ii)	Represent IT services provided to China Tower.

Amounts due from/to China Tower are summarized as follows:

	2016	2017
	RMB	RMB
Accounts receivable	10	5
Prepayments and other current assets	2,278	2,152

Total amounts due from China Tower	2,288	2,157

Accounts payable	3,697	2,611
Accrued expenses and other payables	807	1,374

Total amounts due to China Tower	4,504	3,985